UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, DC  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

        REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  JUNE 30, 2010

                          CHECK HERE IF AMENDMENT [ ]:

                       THIS AMENDMENT (CHECK ONLY ONE.):

                           [  ]  IS A RESTATEMENT

                        [  ]  ADDS NEW HOLDINGS ENTRIES.

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:


              NAME:     Atlantic Investment Management, Inc.
                        ------------------------------------------------

              ADDRESS:  666 Fifth Avenue, 34th Floor, New York, NY 10103
                        ------------------------------------------------


FORM 13F FILE NUMBER: 28-   06437
                            -----

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

NAME:      Alexander J. Roepers

TITLE:     President

PHONE:     212-484-5050


SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/ Alexander J. Roepers             New York, NY            August 16, 2010
-------------------------           --------------          -----------------


REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:             None
                                               ----


Form 13F Information Table Entry Total:          19
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Form 13F Information Table Value Total:       $ 852,357     (thousands)
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List of Other Included Managers:     None
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


                           Form 13F Information Table



                            Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
BUCYRUS INTL INC NEW        COM        118759109    99,645   2,100,000  SH         Sole             2,100,000
CHINA SEC & SURVE TECH INC  COM        16942J105     2,195     475,000  SH         Sole               475,000
CROWN HOLDINGS INC          COM        228368106    21,284     850,000  SH         Sole               850,000
ENERGIZER HLDGS INC         COM        29266R108   143,298   2,850,000  SH         Sole             2,850,000
FERRO CORP                  COM        315405100     5,159     700,000  SH         Sole               700,000
FIDELITY NATL INFORMATION
  SV                        COM        31620M106    80,460   3,000,000  SH         Sole             3,000,000
FISERV INC                  COM        337738108     8,675     190,000  SH         Sole               190,000
F M C CORP                  COM NEW    302491303   114,860   2,000,000  SH         Sole             2,000,000
ITT CORP NEW                COM        450911102    15,722     350,000  SH         Sole               350,000
JOY GLOBAL INC              COM        481165108    12,523     250,000  SH         Sole               250,000
                            SPONSORED
KT CORP                     ADR        48268K101       518      27,000  SH         Sole                27,000
NEWELL RUBBERMAID INC       COM        651229106    11,346     775,000  SH         Sole               775,000
OWENS ILL INC               COM NEW    690768403   137,540   5,200,000  SH         Sole             5,200,000
QUEST DIAGNOSTICS INC       COM        74834L100    13,687     275,000  SH         Sole               275,000
ROCK-TENN CO                CL A       772739207     2,980      60,000  SH         Sole                60,000
SCOTTS MIRACLE GRO CO       CL A       810186106    11,103     250,000  SH         Sole               250,000
SOLUTIA INC                 COM NEW    834376501    22,270   1,700,000  SH         Sole             1,700,000
TRW AUTOMOTIVE HLDGS CORP   COM        87264S106    12,412     450,200  SH         Sole               450,200
XEROX CORP                  COM        984121103   136,680  17,000,000  SH         Sole            17,000,000